--------------------------------------------------------------------------------
                                                                SPECIALTY EQUITY
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Alliance Utility
Income Fund

Semi-Annual Report
May 31, 2000

                            AllianceCapital [LOGO](R)
                       The Investment Professional Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 28, 2000

Dear Shareholder:

This report provides you with the performance and market activity for Alliance Utility Income Fund (the "Fund") for the semi-annual reporting period ended May 31, 2000.

Investment Objective and Policies

Alliance Utility Income Fund is an open-end, diversified investment portfolio that seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry.

Investment Results

The following table provides performance data for the Fund and its benchmarks as represented by the New York Stock Exchange ("NYSE") Utility Index, Standard & Poor's (S&P) 500 Stock Index and the Lipper Utility Funds Average (the "Lipper Average") for the six- and 12-month periods ended May 31, 2000.

      INVESTMENT RESULTS*
      Periods Ended May 31, 2000
                                                    ---------------------------
                                                           Total Returns
                                                    ---------------------------
                                                    6 Months          12 Months
      -------------------------------------------------------------------------
      Alliance Utility
      Income Fund
        Class A                                        5.98%              8.23%
      -------------------------------------------------------------------------
        Class B                                        5.61%              7.43%
      -------------------------------------------------------------------------
        Class C                                        5.60%              7.42%
      -------------------------------------------------------------------------
      S&P 500
      Stock Index                                      2.90%             10.47%
      -------------------------------------------------------------------------
      NYSE Utility
      Index                                           -2.08%              4.10%
      -------------------------------------------------------------------------
      Lipper Utility
      Funds Average                                    5.58%              9.61%
      -------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of May 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

      The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange.

      The Lipper Utility Funds Average consists of funds with similar investment objectives to the Alliance Utility Income Fund although the investment policies of funds within the Lipper universe may differ. For the six- and 12-month periods ended May 31, 2000, the Lipper Average consisted of 101 funds and 99 funds, respectively, An investor cannot invest directly in an index or an average and its results are not indicative of the performance for any specific investment, including Alliance Utility Income Fund.

      Additional investment results appear on pages 4 - 7.

For the six-month period ended May 31, 2000, the Fund's Class A shares outperformed the NYSE Utility Index and the S&P 500 Stock Index and slightly exceeded the performance of its peer group as measured by the


--------------------------------------------------------------------------------
                                                ALLIANCE UTILITY INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Lipper Average. For the trailing 12-month period, the Fund's Class A shares also outperformed the NYSE Utility Index while slightly underperforming the Lipper Average and S&P 500 Stock Index.

The Fund was able to outperform its benchmark because of the underweighted positions in telephone utilities while maintaining a neutral weighting in electrics. Telephone utilities have been hard-hit over the past six months due to competitive concerns. Companies such as SBC Communications Inc. and Bell Atlantic Corp. declined in price by 17% over the period. The Fund's portfolio contains a lower proportion of these stocks than are found in the indices. Conversely, electric companies have appreciated over the past six months, with the Dow Jones Utilities Index up 17%. This seems to be related to the market's discovery that many of these companies possess telecom and power generation assets that make the stocks worth more than they previously were.

Investment Outlook

While utilities tend to experience choppy investment results during periods of Federal Reserve tightening, electric utility stocks are now historically undervalued. In our view, any sign of a slowdown in the U.S. economy will benefit the group as money comes out of more economically sensitive issues. The Fund continues to hold a significant cash position to take advantage of this potential shift when it occurs. In addition, the Fund continues to maintain an underweight position in telephone utilities because of competitive concerns. We also continue to augment the income characteristics of the Fund with convertible securities of higher growth telecom service providers such as cable television companies.

Market Review

Less than two months ago, the U.S. economy appeared to be overheating. The inflation storm clouds were brewing and the Fed raised interest rates on several occasions. Now, much of that anxiety has dissipated. The economy is cooling and growth appears to be moving back into the safe zone. The Fed has retreated to the sidelines, with inflation fears subsided. The U.S. stock market appears to be shaking off its springtime lethargy just in time for a summer rally.

The recent employment report for June, showing a payroll gain of only +11,000 workers and a rise in total hours worked for the quarter of just +1.3%, was an especially powerful indicator of the economic downshifting. Second-quarter growth almost certainly fell to or below 4%, well off the 5.5% and 7.3% rates of the previous two quarters. Indeed, the primary source of strength was another double-digit increase in business spending, the key ingredient in the rising productivity trend that underpins the U.S. economic "miracle." Meanwhile, wage inflation remains contained below 4% and oil prices have fallen back below $30/barrel. Although Fed officials remain sharply divided about inflation risks going forward, the data have given the "doves" the upper hand.


--------------------------------------------------------------------------------
2 o ALLIANCE UTILITY INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your continued interest in the Alliance Utility Income Fund. We look forward to reporting to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul Rissman

Paul Rissman
Senior Vice President

[Photo of John D. Carifa]

[Photo of Paul Rissman]

Portfolio Manager, Paul Rissman has over 11 years of investment experience.


--------------------------------------------------------------------------------
                                                ALLIANCE UTILITY INCOME FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE UTILITY INCOME FUND
GROWTH OF A $10,000 INVESTMENT
10/31/93* TO 5/31/00

                         o Alliance Utility Income Fund
                         o NYSE Utility Index
                         o S&P 500 Stock Index

                              [LINE CHART OMITTED]

                          S&P 500 Stock Index: $34,638

                 Alliance Utility Income Fund Class A: $22,999

                          NYSE Utility Index: $20,196

This chart illustrates the total value of an assumed $10,000 investment in Alliance Utility Income Fund Class A shares (from 10/31/93 to 5/31/00) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange.

When comparing Alliance Utility Income Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Utility Income Fund.

* Closest month-end after Fund's Class A share inception date of 10/18/93.


--------------------------------------------------------------------------------
4 o ALLIANCE UTILITY INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE UTILITY INCOME FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                         o Alliance Utility Income Fund
                         o NYSE Utility Index

                              [Bar Chart Omitted]

             Alliance Utility Income Fund--Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                        Alliance Utility Income Fund       NYSE Utility Index
--------------------------------------------------------------------------------
      5/31/94*                    -5.36%                        -14.43%
      5/31/95                      9.65%                          4.40%
      5/31/96                     12.28%                         15.19%
      5/31/97                      7.37%                         10.06%
      5/31/98                     35.93%                         34.40%
      5/31/99                     30.46%                         27.44%
      5/31/00                      8.23%                          4.10%

Past performance in no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange.

An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including Alliance Utility Income Fund.

* The Fund's return for the period ended 5/31/94 is from the Fund's inception date of 10/18/93.

      The Benchmark return for the period ended 5/31/94 is from 10/31/93 through 5/31/94.


--------------------------------------------------------------------------------
                                                ALLIANCE UTILITY INCOME FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2000 (unaudited)

INCEPTION DATE                    PORTFOLIO STATISTICS
(Class A shares)                  Assets ($mil): $165.1
10/18/93                          Median Market Capitalization ($mil): $13,569

SECTOR BREAKDOWN

Utilities
o    34.29%   Electric & Gas Utility
o    30.89%   Telephone Utility

Energy                                            [PIE CHART OMITTED]
o     4.39%   Miscellaneous
o     3.01%   Pipelines
o     0.14%   Domestic Producers
o     3.46%   Consumer Services
o     0.13%   Multi-Industry Company
o    23.69%   Short-term

SECURITY BREAKDOWN                                [PIE CHART OMITTED]

o    67.99%   Domestic Equity
o     1.99%   Domestic Bond
o     4.57%   Foreign Equity
o     1.76%   Foreign Bond
o    23.69%   Short-term

All data as of May 31, 2000. The Fund's sector and security type breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
6 o ALLIANCE UTILITY INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF MAY 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year           8.23%                     3.65%
                    5 Years          18.27%                    17.24%
            Since Inception*         14.15%                    13.41%

Class B Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year           7.43%                     3.43%
                    5 Years          17.46%                    17.46%
            Since Inception*         13.34%                    13.34%

Class C Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year           7.42%                     6.42%
                    5 Years          17.45%                    17.45%
            Since Inception*         13.40%                    13.40%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                                    Class A         Class B         Class C
--------------------------------------------------------------------------------
                     1 Year          18.64%          19.00%          21.96%
                    5 Years          19.55%          19.76%          19.75%
            Since Inception*         14.38%          14.33%          14.40%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 10/18/93, Class A, Class B; 10/27/93 Class C.


--------------------------------------------------------------------------------
                                                ALLIANCE UTILITY INCOME FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2000 (unaudited)

                                                                   Percent of
Company                      Country                 Value         Net Assets
--------------------------------------------------------------------------------
BellSouth Corp.              United States      $ 7,964,887              4.8%
--------------------------------------------------------------------------------
WorldCom, Inc.               United States        7,666,094              4.7
--------------------------------------------------------------------------------
SBC Communications,
   Inc.                      United States        7,447,889              4.5
--------------------------------------------------------------------------------
FPL Group, Inc.              United States        6,128,100              3.7
--------------------------------------------------------------------------------
Duke Energy Corp.            United States        5,941,500              3.6
--------------------------------------------------------------------------------
U.S. West, Inc.              United States        5,796,000              3.5
--------------------------------------------------------------------------------
Dynegy, Inc. Cl.A            United States        5,475,875              3.3
--------------------------------------------------------------------------------
BCE, Inc.                    Canada               5,418,800              3.3
--------------------------------------------------------------------------------
Telefonos de Mexico, SA
   (Common stocks
   and bond)                 Mexico               4,484,675              2.7
--------------------------------------------------------------------------------
Nisource, Inc.               United States        4,190,500              2.6
--------------------------------------------------------------------------------
                                                $60,514,320             36.7%


--------------------------------------------------------------------------------
8 o ALLIANCE UTILITY INCOME FUND

                                                         -----------------------
                                                         MAJOR PORTFOLIO CHANGES
                                                         -----------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2000 (unaudited)

                                                    ------------------------------------
                                                              Shares* or Principal
                                                    ------------------------------------
Purchases                 Country                        Bought        Holdings 5/31/00
----------------------------------------------------------------------------------------
BCE, Inc.                 Canada                        120,000               235,600
----------------------------------------------------------------------------------------
BellSouth Corp.           United States                  60,000               170,600
----------------------------------------------------------------------------------------
DPL, Inc.                 United States                 125,000               159,200
----------------------------------------------------------------------------------------
Duke Energy Corp.         United States                 102,000               102,000
----------------------------------------------------------------------------------------
El Paso Energy Corp.      United States                  70,000                70,000
----------------------------------------------------------------------------------------
Nisource, Inc.            United States                 173,000               232,000
----------------------------------------------------------------------------------------
SBC Communications,
   Inc.                   United States                  71,000               170,481
----------------------------------------------------------------------------------------
Telefonos de Mexico, SA
   4.25%, 6/15/04         Mexico                     $2,500,000            $2,500,000
----------------------------------------------------------------------------------------
U.S. West, Inc.           United States                  43,500                80,500
----------------------------------------------------------------------------------------
WorldCom, Inc.            United States                 181,250               203,750
----------------------------------------------------------------------------------------

Sales                                                      Sold        Holdings 5/31/00
----------------------------------------------------------------------------------------
Consolidated Edison,
   Inc.                   United States                 148,800                   -0-
----------------------------------------------------------------------------------------
Edison International      United States                 150,000                   -0-
----------------------------------------------------------------------------------------
Illinova Corp.            United States                  71,000                   -0-
----------------------------------------------------------------------------------------
Omnipoint Corp.
   7.00% cv. pfd.         United States                  14,000                   -0-
----------------------------------------------------------------------------------------
Philippine Long Distance
   Telephone Co.
   3.50% cv. pfd.         Philippines                     7,800                   -0-
----------------------------------------------------------------------------------------
Qualcomm
   Financial Trust I
   5.75% cv. pfd.         United States                   4,600                   -0-
----------------------------------------------------------------------------------------
Sempra Energy             United States                   9,774                   -0-
----------------------------------------------------------------------------------------
Telecom Argentina, SA     Argentina                      15,000                   -0-
----------------------------------------------------------------------------------------

*     Adjusted for stock splits and a spin-off.


--------------------------------------------------------------------------------
                                                ALLIANCE UTILITY INCOME FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2000 (unaudited)

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Common & Preferred Stocks-74.1%

United States Investments-69.4%

Utilities-58.1%
Electric & Gas Utility-34.9%
AGL Resources, Inc. .............................           9,700  $     161,263
Allegheny Energy, Inc. ..........................         124,000      3,836,250
Calpine Capital Trust 5.75% cv. preferred stock .          40,000      3,875,000
CMS Energy Corp. ................................          72,200      1,642,550
Constellation Energy Group ......................          84,000      2,882,250
DPL, Inc. .......................................         159,200      3,731,250
Duke Energy Corp. ...............................         102,000      5,941,500
Energy East Corp. ...............................          74,000      1,581,750
FPL Group, Inc. .................................         123,800      6,128,100
GPU, Inc. .......................................          64,000      1,808,000
KeySpan Corp. ...................................          14,800        451,400
MCN Energy Group, Inc. ..........................           7,400        168,813
Montana Power Co. ...............................          76,000      2,873,750
New Jersey Resources Corp. ......................           7,000        271,250
NIPSCO Industries, Inc. .........................          15,000        578,437
Nisource, Inc. ..................................         232,000      4,190,500
Northern States Power Co. .......................          60,000      1,327,500
Northwest Natural Gas Co. .......................           8,400        182,700
NSTAR  ..........................................          60,500      2,605,281
People's Energy Corp. ...........................           5,700        193,444
Pinnacle West Capital Corp. .....................          74,900      2,677,675
Potomac Electric Power Co. ......................         159,000      4,124,062
Questar Corp. ...................................          11,000        223,438
Reliant Energy, Inc. ............................         120,000      3,420,000
Unicom Corp. ....................................          65,000      2,709,687
                                                                   -------------
                                                                      57,585,850
                                                                   -------------
Telephone Utility-23.2%
AT&T Corp. ......................................         117,923      4,090,454
Bell Atlantic Corp. .............................          66,900      3,537,337
BellSouth Corp. .................................         170,600      7,964,887
GTE Corp. .......................................          27,000      1,707,750
SBC Communications, Inc. ........................         170,481      7,447,889
U.S. West, Inc. .................................          80,500      5,796,000
WorldCom, Inc.(a) ...............................         203,750      7,666,094
                                                                   -------------
                                                                      38,210,411
                                                                   -------------
                                                                      95,796,261
                                                                   -------------
Energy-7.7%
Domestic Producers-0.1%
Washington Gas Light Co. ........................           8,900        236,963
                                                                   -------------


--------------------------------------------------------------------------------
10 o ALLIANCE UTILITY INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Pipelines-3.1%
El Paso Energy Corp. ............................         70,000  $   3,605,000
Williams Cos., Inc. ..........................            35,156      1,461,171
                                                                  -------------
                                                                      5,066,171
                                                                  -------------
Miscellaneous-4.5%
AES Trust I Series A
   5.375% cv. preferred stock ...................         16,000      1,920,000
Dynegy, Inc. Cl.A ...............................         71,000      5,475,875
                                                                  -------------
                                                                      7,395,875
                                                                  -------------
                                                                     12,699,009
                                                                  -------------
Consumer Services-3.5%
Broadcasting & Cable-3.5%
Cablevision Systems Corp. Cl.A(a) ...............         14,828        928,604
Cox Communications, Inc. ........................         40,000      2,360,000
Mediaone Group, Inc.
   Premium Income Exchangeable Notes
   6.25%, due 8/15/01(b) ........................         25,600      2,534,400
                                                                  -------------
                                                                      5,823,004
                                                                  -------------
Multi Industry Company-0.1%
Southwest Gas Corp. .............................         11,100        212,981
                                                                  -------------
Total United States Investments
   (cost $102,976,544) ..........................                   114,531,255
                                                                  -------------
Foreign Investments-4.7%
Australia-0.4%
Telstra Corp., Ltd. ..........................           150,000        582,420
                                                                  -------------
Canada-3.3%
BCE, Inc. .......................................        235,600      5,418,800
                                                                  -------------
Mexico-0.9%
Telefonos de Mexico, SA Series L (ADR) ..........         31,200      1,519,050
                                                                  -------------
South Korea-0.1%
Korea Electric Power Corp. ......................          6,890        184,831
                                                                  -------------
Total Foreign Investments
   (cost $10,181,582) ...........................                     7,705,101
                                                                  -------------
Total Common & Preferred Stocks
   (cost $113,158,126) ..........................                   122,236,356
                                                                  -------------


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                       Principal
                                                          Amount
Company                                                    (000)          Value
--------------------------------------------------------------------------------

Convertible Bond-3.8%
Cable-2.0%
NTL, Inc.
   7.00%, 12/15/08(c) ...........................      $   2,000  $   3,345,000
                                                                  -------------
Telephone Utility-1.8%
Telefonos de Mexico, SA (Mexico)
   4.25%, 6/15/04 ...............................          2,500      2,965,625
                                                                  -------------
Total Convertible Bond
   (cost $5,215,111) ............................                     6,310,625
                                                                  -------------
Short-Term Investments-24.2%

Time Deposit-19.4%
State Street Euro Dollar
   6.00%, 6/01/00 ...............................         31,923     31,923,000
                                                                  -------------
Commercial Paper-4.8%
Prudential Funding Corp.
   6.47%, 6/09/00 ...............................          8,000      7,988,498
                                                                  -------------
Total Short-Term Investments
   (amortized cost $39,911,498) .................                    39,911,498
                                                                  -------------
Total Investments-102.1%
   (cost $158,284,735) ..........................                   168,458,479
Other assets less liabilities-(2.1%) ............                    (3,399,232)
                                                                  -------------
Net Assets-100% .................................                 $ 165,059,247
                                                                  -------------

(a)   Non-income producing security.

(b) Premium Income Exchangeable note which is convertible to Vodafone Airtouch PLC until 8/15/01 at a rate of 2.0253 shares of Vodafone Airtouch for every share of the exchangeable note.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, this security amounted to $3,345,000 or 2.0% of net assets.

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE UTILITY INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2000 (unaudited)

Assets
Investments in securities, at value (cost $158,284,735) ......    $ 168,458,479
Cash .........................................................              145
Foreign cash, at value (cost $3,107) .........................            3,056
Receivable for capital stock sold ............................          511,864
Dividends and interest receivable ............................          392,777
                                                                  -------------
Total assets .................................................      169,366,321
                                                                  -------------
Liabilities
Payable for investment securities purchased ..................        3,806,250
Distribution fee payable .....................................          114,363
Advisory fee payable .........................................          103,575
Payable for capital stock redeemed ...........................           98,446
Accrued expenses .............................................          184,440
                                                                  -------------
Total liabilities ............................................        4,307,074
                                                                  -------------
Net Assets ...................................................    $ 165,059,247
                                                                  -------------
Composition of Net Assets
Capital stock, at par .....................................       $       9,904
Additional paid-in capital ...................................      144,004,532
Undistributed net investment income ..........................       10,882,154
Accumulated realized loss on investments and
   foreign currency transactions .............................          (11,037)
Net unrealized appreciation of investments ...................       10,173,694
                                                                  -------------
                                                                  $ 165,059,247
                                                                  -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($37,190,765 / 2,217,793 shares of capital stock
   issued and outstanding) ...................................           $16.77
Sales charge--4.25% of public offering price .................              .74
                                                                         ------
Maximum offering price .......................................           $17.51
                                                                         ------
Class B Shares
Net asset value and offering price per share
   ($102,261,464 / 6,149,076 shares of capital stock
   issued and outstanding) ...................................           $16.63
                                                                         ------
Class C Shares
Net asset value and offering price per share
   ($24,572,012 / 1,475,795 shares of capital stock
   issued and outstanding) ...................................           $16.65
                                                                         ------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($1,035,006 / 61,528 shares of capital stock
   issued and outstanding) ...................................           $16.82
                                                                         ------

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $12,577).................        $ 12,239,031
Interest (net of foreign taxes
   withheld of $2,407)..................             941,183      $ 13,180,214
                                                ------------
Expenses
Advisory fee............................             566,766
Distribution fee - Class A..............              51,199
Distribution fee - Class B..............             464,279
Distribution fee - Class C..............             113,922
Transfer agency.........................             108,720
Administrative..........................              63,000
Custodian...............................              51,130
Audit and legal.........................              36,015
Printing................................              33,127
Registration............................              31,087
Directors' fees.........................              12,000
Miscellaneous...........................               4,397
                                                ------------
Total expenses..........................           1,535,642
Less: expenses waived and reimbursed by
   the Adviser (see Note B).............              (1,782)
                                                ------------
Net expenses............................                             1,533,860
                                                                  ------------
Net investment income...................                            11,646,354
                                                                  ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on investment
   transactions.........................                                16,716
Net realized gain on foreign currency
   transactions.........................                                    77
Net change in unrealized
   appreciation/depreciation of
   investments..........................                            (4,065,671)
                                                                  ------------
Net loss on investments and foreign
   currency transactions................                            (4,048,878)
                                                                  ------------
Net Increase in Net Assets
   from Operations......................                          $  7,597,476
                                                                  ------------

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE UTILITY INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Six Months
                                                     Ended          Year Ended
                                                  May 31, 2000     November 30,
                                                  (unaudited)          1999
                                                ---------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $  11,646,354    $   1,555,600
Net realized gain on investments and
   foreign currency transactions .............          16,793        7,397,878
Net change in unrealized
   appreciation/depreciation of
   investments ...............................      (4,065,671)       4,745,935
                                                 -------------    -------------
Net increase in net assets from operations ...       7,597,476       13,699,413
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...................................        (300,513)        (325,907)
   Class B ...................................        (653,219)        (858,807)
   Class C ...................................        (161,654)        (193,406)
   Advisor Class .............................         (13,748)         (23,518)
Net realized gain on investments
   Class A ...................................      (1,644,970)        (233,506)
   Class B ...................................      (4,550,641)        (872,536)
   Class C ...................................      (1,139,819)        (174,312)
   Advisor Class .............................         (82,225)         (12,855)
Capital Stock Transactions
Net increase .................................      33,224,669       68,615,036
                                                 -------------    -------------
Total increase ...............................      32,275,356       79,619,602
Net Assets
Beginning of period ..........................     132,783,891       53,164,289
                                                 -------------    -------------
End of period (including undistributed
   net investment income of $10,882,154
   and $364,934, respectively) ...............   $ 165,059,247    $ 132,783,891
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (unaudited)

NOTE A
Significant Accounting Policies

Alliance Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
16 o ALLIANCE UTILITY INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates would be reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the ex tent these differences are permanent, such amounts are re-


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

classified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2000, such reimbursement amounted to $1,782.

Pursuant to the advisory agreement, the Fund paid $63,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $86,867 for the six months ended May 31, 2000.

For the six months ended May 31, 2000, the Fund's expenses were reduced by $6,152 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $32,097 from the sale of Class A shares and $629, $121,754 and $4,047 in contingent deferred sales charges imposed upon redemptions by share holders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2000.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2000 amounted to $76,364, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $3,936 was paid to DLJ directly.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and


--------------------------------------------------------------------------------
18 o ALLIANCE UTILITY INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,230,901 and $816,776 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term in vestments and U.S. government securities) aggregated $40,605,232 and $22,743,729, respectively, for the six months ended May 31, 2000. There were no purchases or sales of U.S. government and government agency obligations for the six months ended May 31, 2000.

At May 31, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $17,962,597 and gross unrealized depreciation of investments was $7,788,853 resulting in net unrealized appreciation of $10,173,744.

NOTE E
Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                ------------------------------------    ------------------------------------
                                               Shares                                   Amount
                                ------------------------------------    ------------------------------------
                                Six Months Ended          Year Ended    Six Months Ended         Year Ended
                                    May 31, 2000        November 30,        May 31, 2000       November 30,
                                     (unaudited)                1999         (unaudited)               1999
                                ----------------------------------------------------------------------------
Class A
Shares sold                              910,153           1,337,932    $     15,238,118    $     21,843,364
------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                          105,036              32,598           1,685,782             502,046
------------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                            27,191              41,986             459,348             686,298
------------------------------------------------------------------------------------------------------------
Shares redeemed                         (589,089)           (314,966)         (9,895,544)         (5,112,880)
------------------------------------------------------------------------------------------------------------
Net increase                             453,291           1,097,550    $      7,487,704    $     17,918,828
============================================================================================================


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    ------------------------------------    ------------------------------------
                                   Shares                                  Amount
                    ------------------------------------    ------------------------------------
                    Six Months Ended          Year Ended    Six Months Ended          Year Ended
                        May 31, 2000        November 30,        May 31, 2000        November 30,
                         (unaudited)                1999         (unaudited)                1999
                    ----------------------------------------------------------------------------
Class B
Shares sold                1,755,384           3,273,665    $     29,230,425    $     52,611,977
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              280,742              87,785           4,471,359           1,338,724
------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (27,368)            (42,215)           (459,348)           (686,298)
------------------------------------------------------------------------------------------------
Shares redeemed             (669,170)           (940,734)        (11,142,568)        (15,124,992)
------------------------------------------------------------------------------------------------
Net increase               1,339,588           2,378,501    $     22,099,868    $     38,139,411
================================================================================================

Class C
Shares sold                  366,243             904,340    $      6,099,379    $     14,554,210
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               72,801              21,600           1,161,637             330,369
------------------------------------------------------------------------------------------------
Shares redeemed             (188,299)           (199,183)         (3,138,425)         (3,182,414)
------------------------------------------------------------------------------------------------
Net increase                 250,745             726,757    $      4,122,591    $     11,702,165
================================================================================================

Advisor Class
Shares sold                   15,532             104,497    $        259,770    $      1,672,400
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                3,588               1,609              57,736              24,901
------------------------------------------------------------------------------------------------
Shares redeemed              (47,932)            (51,377)           (803,000)           (842,669)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (28,812)             54,729    $       (485,494)   $        854,632
================================================================================================

NOTE F
Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.

The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.


--------------------------------------------------------------------------------
20 o ALLIANCE UTILITY INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE G
Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2000.


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -------------------------------------------------------------------------------
                                                                      Class A
                                  -------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                      May 31,                         Year Ended November 30,
                                         2000       -------------------------------------------------------------
                                  (unaudited)            1999         1998         1997         1996         1995
                                  -------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........       $16.91          $14.68       $12.48       $10.59       $10.22       $ 8.97
                                  -------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ....         1.33             .36          .30          .32          .18          .27
Net realized and unrealized
  gain (loss) on investment
  transactions .................         (.37)           2.53         2.69         2.04          .65         1.43
                                  -------------------------------------------------------------------------------
Net increase in net asset
  value from operations ........          .96            2.89         2.99         2.36          .83         1.70
                                  -------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............         (.16)           (.32)        (.32)        (.34)        (.46)        (.45)
Distributions from net
  realized gains ...............         (.94)           (.34)        (.47)        (.13)         -0-          -0-
                                  -------------------------------------------------------------------------------
Total dividends and
  distributions ................        (1.10)           (.66)        (.79)        (.47)        (.46)        (.45)
                                  -------------------------------------------------------------------------------
Net asset value, end of period .       $16.77          $16.91       $14.68       $12.48       $10.59       $10.22
                                  ===============================================================================
Total Return
Total investment return
  based on net asset value(c) ..         5.98%          20.27%       24.99%       23.10%        8.47%       19.58%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............      $37,191         $29,841       $9,793       $4,117       $3,294       $2,748
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         1.49%(d)        1.50%        1.50%        1.50%        1.50%        1.50%
  Expenses, before waivers/
    reimbursements .............         1.49%(d)        1.73%        2.48%        3.55%        3.38%        4.86%
  Net investment income ........        15.87%(d)        2.26%        2.23%        2.89%        1.67%        2.48%
Portfolio turnover rate ........           19%             19%          16%          37%          98%         162%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCE UTILITY INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      ----------------------------------------------------------------------------------
                                                                          Class B
                                      ----------------------------------------------------------------------------------
                                      Six Months
                                          Ended
                                         May 31,                          Year Ended November 30,
                                            2000        ----------------------------------------------------------------
                                      (unaudited)           1999          1998          1997          1996          1995
                                      ----------------------------------------------------------------------------------
Net asset value,
  beginning of period .............      $16.80           $14.62        $12.46        $10.57        $10.20        $ 8.96
                                      ----------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .......        1.28              .25           .21           .25           .10           .18
Net realized and unrealized
  gain (loss) on investment
  transactions ....................        (.39)            2.52          2.67          2.04           .67          1.45
                                      ----------------------------------------------------------------------------------
Net increase in net asset
  value from operations ...........         .89             2.77          2.88          2.29           .77          1.63
                                      ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...............        (.12)            (.25)         (.25)         (.27)         (.40)         (.39)
Distributions from net
  realized gains ..................        (.94)            (.34)         (.47)         (.13)          -0-           -0-
                                      ----------------------------------------------------------------------------------
Total dividends and
  distributions ...................       (1.06)            (.59)         (.72)         (.40)         (.40)         (.39)
                                      ----------------------------------------------------------------------------------
Net asset value, end of period ....      $16.63           $16.80        $14.62        $12.46        $10.57        $10.20
                                      ==================================================================================
Total Return
Total investment return
  based on net asset value(c) .....        5.61%           19.45%        24.02%        22.35%         7.82%        18.66%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .................    $102,261          $80,806       $35,550       $14,782       $13,561       $10,988
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ................        2.20%(d)         2.20%         2.20%         2.20%         2.20%         2.20%
  Expenses, before waivers/
    reimbursements ................        2.20%(d)         2.44%         3.21%         4.28%         4.08%         5.34%
  Net investment income ...........       15.34%(d)         1.55%         1.56%         2.27%          .95%         1.60%
Portfolio turnover rate ...........          19%              19%           16%           37%           98%          162%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      ----------------------------------------------------------------------------------
                                                                          Class C
                                      ----------------------------------------------------------------------------------
                                      Six Months
                                           Ended
                                         May 31,                          Year Ended November 30,
                                            2000        ----------------------------------------------------------------
                                      (unaudited)           1999          1998          1997          1996          1995
                                      ----------------------------------------------------------------------------------
Net asset value,
  beginning of period .............      $16.82           $14.65        $12.47        $10.59        $10.22        $ 8.97
                                      ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .......        1.26              .25           .21           .25           .11           .18
Net realized and unrealized
  gain (loss) on investment
  transactions ....................        (.37)            2.51          2.69          2.03           .66          1.46
                                      ----------------------------------------------------------------------------------
Net increase in net asset
  value from operations ...........         .89             2.76          2.90          2.28           .77          1.64
                                      ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...............        (.12)            (.25)         (.25)         (.27)         (.40)         (.39)
Distributions from net
  realized gains ..................        (.94)            (.34)         (.47)         (.13)          -0-           -0-
                                      ----------------------------------------------------------------------------------
Total dividends and
  distributions ...................       (1.06)            (.59)         (.72)         (.40)         (.40)         (.39)
                                      ----------------------------------------------------------------------------------
Net asset value, end of period ....      $16.65           $16.82        $14.65        $12.47        $10.59        $10.22
                                      ==================================================================================
Total Return
Total investment return based
  on net asset value(c)  ..........        5.60%           19.34%        24.16%        22.21%         7.81%        18.76%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .................     $24,572          $20,605        $7,298        $3,413        $3,376        $3,500
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ................        2.20%(d)         2.20%         2.20%         2.20%         2.20%         2.20%
  Expenses, before waivers/
    reimbursements ................        2.20%(d)         2.44%         3.22%         4.28%         4.07%         5.99%
  Net investment income ...........       15.10%(d)         1.56%         1.54%         2.27%          .94%         1.88%
Portfolio turnover rate ...........          19%              19%           16%           37%           98%          162%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCE UTILITY INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                               ------------------------------------------------------------------------
                                                                           Advisor Class
                                               ------------------------------------------------------------------------
                                                                                                          October 2,
                                               Six Months                                                    1996(e)
                                                    Ended                                                         to
                                                  May 31,                  Year Ended November 30,          November
                                                     2000          ------------------------------------          30,
                                               (unaudited)            1999          1998          1997          1996
                                               ------------------------------------------------------------------------
Net asset value, beginning of period ........      $16.95           $14.70        $12.49        $10.59        $ 9.95
                                               ------------------------------------------------------------------------
Income From Investment Operations
Net investment income(a)(b) .................        1.18              .42           .37           .36           .03
Net realized and unrealized gain (loss) on
  investment transactions ...................        (.19)            2.52          2.66          2.04           .61
                                               ------------------------------------------------------------------------
Net increase in net asset value from
  operations ................................         .99             2.94          3.03          2.40           .64
                                               ------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ........        (.18)            (.35)         (.35)         (.37)          -0-
Distributions from net realized gains .......        (.94)            (.34)         (.47)         (.13)          -0-
                                               ------------------------------------------------------------------------
Total dividends and distributions ...........       (1.12)            (.69)         (.82)         (.50)          -0-
                                               ------------------------------------------------------------------------
Net asset value, end of period ..............      $16.82           $16.95        $14.70        $12.49        $10.59
                                               ========================================================================
Total Return
Total investment return based on
  net asset value(c) ........................        6.12%           20.62%        25.34%        23.57%         6.33%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...      $1,035           $1,532          $523           $42           $33
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ..........................        1.19%(d)         1.20%         1.20%         1.20%         1.20%(d)
  Expenses, before waivers/
    reimbursements ..........................        1.19%(d)         1.41%         2.21%         3.29%         3.48%(d)
  Net investment income .....................       13.87%(d)         2.55%         2.83%         3.28%         4.02%(d)
Portfolio turnover rate .....................          19%              19%           16%           37%           98%

(a)   Net of fees waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.


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                                               ALLIANCE UTILITY INCOME FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.


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26 o ALLIANCE UTILITY INCOME FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 27

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
28 o ALLIANCE UTILITY INCOME FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Annie Tsao, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 29

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
30 o Alliance Utility Income Fund

NOTES


--------------------------------------------------------------------------------
                                               ALLIANCE UTILITY INCOME FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE UTILITY INCOME FUND

Alliance Utility Income Fund
1345 Avenue of the Americas                                      ---------------
New York, NY 10105                                                  BULK RATE
(800) 221-5672                                                    U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

AllianceCapital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

UIFSR500